Net Loss Per Share Attributable to Ordinary Shareholders - Schedule of basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Numerator:
Net loss		$ (78,937)	$ (13,104)	[1]
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic	[1]	135,725,885	31,517,618
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, diluted		135,725,885	31,517,618
Net loss per share attributable to ordinary shareholders, basic		$ (0.58)	$ (0.42)
Net loss per share attributable to ordinary shareholders, diluted		$ (0.58)	$ (0.42)	[1]

[1]	The Company effected a share split as of the Recapitalization, all ordinary share and redeemable convertible preferred shares amounts were adjusted retroactively for all periods. See also Note 7 in Company’s audited consolidated financial statements for the year ended December 31, 2021.